Cover Page	Oct. 31, 2019
Document Information [Line Items]
Entity Central Index Key	0000910612
Amendment Flag	true
Document Type	8-K/A
Document Period End Date	Oct. 31, 2019
Entity Registrant Name	CBL & ASSOCIATES PROPERTIES INC
Entity Incorporation, State or Country Code	DE
Entity File Number	1-12494
Entity Tax Identification Number	62-1545718
Entity Address, Address Line One	2030 Hamilton Place Blvd., Suite 500
Entity Address, City or Town	Chattanooga
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37421-6000
City Area Code	423
Local Phone Number	855-0001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (“Amendment”) is being furnished to amend Items 2.02 and 9.01 of the Current Report on Form 8-K furnished on November 1, 2019 reporting the Company’s results for the third quarter ended September 30, 2019.
Common Stock, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CBL
Security Exchange Name	NYSE
7.375% Series D Cumulative Redeemable Preferred Stock, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	7.375% Series D Cumulative Redeemable Preferred Stock, $0.01 par value
Trading Symbol	CBLprD
Security Exchange Name	NYSE
6.625% Series E Cumulative Redeemable Preferred Stock, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	6.625% Series E Cumulative Redeemable Preferred Stock, $0.01 par value
Trading Symbol	CBLprE
Security Exchange Name	NYSE
CBL & Associates Limited Partnership
Document Information [Line Items]
Entity Central Index Key	0000915140
Entity Registrant Name	CBL & Associates Limited Partnership
Entity Incorporation, State or Country Code	DE
Entity File Number	333-182515-01
Entity Tax Identification Number	62-1542285